UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08542

              Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

              1101 Stewart Avenue, Garden City, New York 11530

(Address of principal executive offices)               (Zip code)

              Emile Molineaux

              Gemini Fund Services, LLC., 150 Motor Parkway, Suite 205, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         516-542-3000

Date of fiscal year end:  8/31

Date of reporting period:5/31/05

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares		Value
	Common Stocks - 97.50%			IT Consulting & Services - 1.05%
	Advertising - 2.30%		36,600	Cadence Design Systems, Inc. * +	$ 511,302
13,800	Omnicom Group Inc.	$ 1,130,082
				Machinery/Instruments - 2.04%
	Automotive - 1.59%		16,500	Parker Hannifin Corp.	995,445
15,900	Harley-Davidson, Inc.	779,577
				Manufacturing - 4.76%
	Communications Equipment - 1.63%		18,600	Eaton Corp.	1,113,210
41,000	Cisco Systems, Inc. *	794,580	19,900	Honeywell International Inc.	720,977
			17,000	Tyco International Ltd. +	491,810
	Diversified Financials - 18.90%				2,325,997
10,000	American Express Co.	538,500
42,600	Bank of America Corp.	1,973,232		Media - 2.78%
54,000	Citigroup, Inc.	2,543,940	12,900	Tribune Co.	466,722
11,100	Countrywide Financial Corp. +	412,587	26,000	Viacom Inc.	891,540
14,400	H&R Block, Inc.	718,848			1,358,262
12,100	JP Morgan Chase & Co.	432,575
21,700	Merrill Lynch & Co., Inc.	1,177,442		Metals & Mining - 3.80%
19,600	Morgan Stanley	959,616	48,100	Inco, Ltd. +	1,856,179
7,900	Wells Fargo & Co.	477,239
		9,233,979		Oil & Gas - 16.63%
			41,500	ChevronTexaco Corp.	2,231,870
	Electronics - 0.97%		23,000	ConocoPhillips	2,480,320
36,900	Flextronics International Ltd. * +	471,582	31,200	ExxonMobil Corp.	1,753,440
			10,400	Nabors Industries, Ltd. *	573,144
	Hotels & Leisure - 1.98%		35,000	XTO Energy, Inc.	1,089,200
18,300	Carnival Corp.	968,070			8,127,974

	Industrial Conglomerates - 4.58%			Pharmaceuticals - 8.04%
33,400	General Electric Co.	1,218,432	55,700	Pfizer, Inc.	1,554,030
13,200	Textron Inc.	1,020,228	37,400	Sanofi - Synthelabo SA, ADR +	1,683,000
		2,238,660	16,000	Wyeth	693,920
					3,930,950
	Insurance - 14.74%
17,700	Ambac Financial Group, Inc.	1,277,055		Restaurants - 1.06%
39,000	American International Group, Inc.	2,166,450	16,700	McDonald's Corp.	516,698
20,900	ChoicePoint Inc. *	820,534
16,900	Marsh & McLennan Cos., Inc.	490,776		Retail - 4.88%
21,500	The Hartford Financial Services	1,607,985	8,000	Best Buy, Inc.	435,440
	Group, Inc.		12,000	Home Depot, Inc.	472,200
6,300	WellPoint, Inc. *	837,900	3,500	Sears Holding Corp. * +	513,450
		7,200,700	20,400	Wal-Mart Stores, Inc.	963,492
					2,384,582

				Semiconductor Equipment/
				Products - 1.31%
			23,200	Texas Instruments Inc.	641,248

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION VALUE PORTFOLIO (Unaudited) (Continued)
May 31, 2005

Shares
		Value
	Telecommunications - 4.46%
17,200	Alltel Corp.	$ 1,000,524
70,000	Nokia Corp. Spons. - ADR	1,180,200
		2,180,724

	Total Common Stocks (Cost $43,179,627)	47,646,591

	Short-Term Investments - 1.58%
769,782	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.77%, 6/1/05
	(Cost $769,782)	769,782

TOTAL INVESTMENTS
(Cost $43,949,409)	99.08%	$ 48,416,373

Assets in excess of other liabilities	0.92%	447,253

TOTAL NET ASSETS	100.00%	$ 48,863,626

Percentages indicated are based upon total net assets of $48,863,626

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05		$ 4,903,912

At May 31, 2005, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 5,831,739
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		$ (1,364,775)
Net unrealized appreciation		$ 4,466,964

_____________
Security Valuation - See Appendix A

SCHEDULES OF INVESTMENTS
LARGE CAPITALIZATION GROWTH PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares			Value
	Common Stocks - 99.25%			Retail - 11.53%
	Advertising - 2.89%		50,150	Chico's FAS, Inc. * +		$ 1,715,632
14,850	Getty Images, Inc. * +	$ 1,111,374	7,550	Sears Holding Corp. *		1,107,585
			13,525	Whole Foods Market, Inc. +		1,609,204
	Apparel - 3.86%					4,432,421
51,100	Coach, Inc. *	1,483,944		Telecom Equipment - 10.07%
			72,200	Corning, Inc. *		1,132,096
	Biotechnology - 5.16%		47,400	Juniper Networks, Inc. *		1,215,336
25,000	Genentech, Inc. * +	1,981,250	87,800	Motorola, Inc.		1,525,086
						3,872,518
	Building - Residential - 3.26%
13,550	Toll Brothers, Inc. * +	1,254,595		Web Portals - 9.97%
			8,100	Google, Inc., Class A *		2,255,040
	Commercial Services - 3.90%		42,425	Yahoo!, Inc. *		1,578,210
34,675	Moody's Corp.	1,500,387				3,833,250

	Computer Hardware - 6.85%			Total Common Stocks (Cost $36,151,601)		38,150,640
29,775	Apple Computer, Inc. *	1,182,365
36,350	Dell Inc. *	1,450,002		Short-Term Investments - 0.71%
		2,632,367	271,329	Milestone Treasury Obligation Portfolio,
				Institutional Class,
	Diversified Manufacturing - 3.84%			to yield 2.77%, 6/1/05
40,475	General Electric Co.	1,476,528		(Cost $271,329)		271,329

	Finance - 11.82%		TOTAL INVESTMENTS
7,375	Chicago Mercantile Exchange		(Cost $36,422,929)		99.96%	$ 38,421,969
	Holdings, Inc.	1,594,401
18,000	Legg Mason, Inc.	1,479,240	Assets in excess of other liabilities		0.04%	15,233
15,950	Lehman Brothers Holdings, Inc.	1,470,590
		4,544,231	TOTAL NET ASSETS		100.00%	$ 38,437,202

	Insurance - 7.54%		Percentages indicated are based upon total net assets of $38,437,202
18,775	Aetna, Inc.	1,464,638
10,775	WellPoint, Inc. *	1,433,075	* Non-income producing securities.
		2,897,713	+ All or a portion of the security is on loan. The collateral
			for these securities loaned, held by the Trust's custodian, is detailed
	Investment Management - 3.90%		as follows:
20,800	Franklin Resources, Inc.	1,500,512
			Description			Value
	Medical Products - 6.91%		BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05			$ 5,283,137
38,475	St. Jude Medical, Inc. *	1,543,617
22,825	Stryker Corp.	1,110,436	At May 31, 2005, net unrealized appreciation on investment
		2,654,053	securities, for federal income taxpurposes, was as follows:
			Aggregate gross unrealized appreciation for all investments
	Oil & Gas - 3.81%		for which there was an excess of value over cost			$ 2,027,864
47,000	XTO Energy, Inc.	1,462,640	Aggregate gross unrealized depreciation for all investments
			for which there was an excess of cost over value			$ (28,824)
	Pharmacy Services - 3.94%		Net unrealized appreciation			$ 1,999,040
33,875	Caremark Rx, Inc. *	1,512,857
			_____________
			Security Valuation - See Appendix A

SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares		Value
	Common Stocks - 98.32%			Financial Data Processing
	Auto Parts - Original			(Services) - 3.56%
	Equipment - 2.01%		19,800	Fiserv, Inc. * +	$ 851,400
13,400	BorgWarner, Inc.	$ 716,364	16,900	Veritas Software Corp. *	420,303
					1,271,703
	Banks - 2.01%
10,100	Zions Bancorporation	715,484		Forest Products - 2.18%
			30,900	Louisiana-Pacific Corp.	778,062
	Chemicals - 6.06%
12,500	Air Products and Chemicals, Inc.	752,875		Hotels & Motels - 1.95%
11,700	Georgia Gulf Corp.	371,826	10,300	Marriott International, Inc. +	695,662
14,100	NOVA Chemicals Corp. +	449,931
9,000	PPG Industries, Inc.	588,510		Human Resources - 1.72%
		2,163,142	65,700	MPS Group, Inc. *	616,266

	Coal - 4.17%			Identification Control &
14,900	Arch Coal, Inc.	721,905		Filter Devices - 1.11%
16,100	Peabody Energy Corp.	768,614	5,700	Roper Industries, Inc. +	398,430
		1,490,519
	Computer Services, Software &			Insurance Multi-Line - 5.64%
	Systems - 7.07%		12,200	Delphi Financial Group, Inc.	517,280
14,700	Affiliated Computer Services, Inc.,		18,000	Lincoln National Corp.	819,540
	Class A * +	760,431	16,900	Protective Life Corp.	679,211
25,000	Citrix Systems, Inc. *	629,000			2,016,031
10,000	Diebold, Inc.	500,600
30,000	RSA Security, Inc. +	369,000		Management Resources - 0.97%
11,800	Symantec Corp. * +	266,798	10,100	Fair Isaac Corp.	345,925
		2,525,829
				Manufacturing - 10.74%
	Consumer Products - 1.09%		20,000	Briggs & Stratton Corp.	677,200
6,200	Energizer Holdings, Inc. *	389,856	8,600	Ingersoll-Rand Co., Class A	665,726
			23,050	Joy Global, Inc.	865,297
	Distribution - 1.79%		9,500	Lone Star Technologies, Inc. *	393,775
11,000	Fastenal Co. +	639,320	13,300	Nordson Corp.	413,497
			16,000	Rockwell Automation, Inc.	821,920
	Drugs & Pharmaceuticals - 6.11%				3,837,415
20,000	Andrx Corp. * +	399,600
13,200	Charles River Laboratories * +	634,788		Medical Services/Products - 1.62%
31,700	Impax Laboratories, Inc. * +	519,880	13,300	Covance Inc. *	580,678
16,700	Neurocrine Biosciences, Inc. * +	629,089
		2,183,357		Multi-Sector Companies - 1.97%
			12,400	Johnson Controls, Inc.	702,584
	Electronic Equipment &
	Components - 2.18%			Oil & Gas - 8.32%
11,300	Cooper Industries, Ltd.	779,022	13,600	Cimarex Energy Co. * +	511,768
			13,000	Encore Acquisition Co. *	484,900
	Electronics - Semiconductors/		21,800	Grant Prideco, Inc. *	523,636
	Components - 5.11%		8,162	Kerr-McGee Corp.	602,845
58,500	Flextronics International Ltd. * +	747,630	8,000	Noble Corp.	452,960
28,500	Integrated Circuit Systems, Inc. * +	603,915	14,400	Rowan Cos., Inc. *	396,000
30,000	OmniVision Technologies, Inc. * +	474,600			2,972,109
		1,826,145

	Financial - Miscellaneous - 1.80%
43,400	Ameritrade Holding Corp. *	644,924

SCHEDULES OF INVESTMENTS
MID CAP PORTFOLIO (Unaudited) (Continued)
May 31, 2005

Shares		Value	Shares		Value

	Paper & Paper Products - 0.93%			Short-Term Investments - 1.68%
30,700	Smurfit-Stone Container Corp.*	$ 333,709	599,079	Milestone Treasury Obligation Portfolio,
				Institutional Class,
	Radio & TV Broadcasters - 1.64%			to yield 2.77%, 6/1/05
29,500	Westwood One, Inc.	585,575		(Cost $599,079)	$ 599,079

	Real Estate Investment Trusts		TOTAL INVESTMENTS
	(REITs) - 1.84%		(Cost $32,327,019)	100.00%	$ 35,731,476
15,700	iStar Financial Inc.	657,830
			Assets in excess of other liabilities	0.00%	2,821
	Restaurants - 2.06%
29,100	Ruby Tuesday, Inc. +	735,939	TOTAL NET ASSETS	100.00%	$ 35,734,297

	Retail - 5.61%		Percentage indicated are based on net assets of $35,734,297
29,500	AnnTaylor Stores Corp.* +	759,920
35,000	Pier 1 Imports, Inc. +	587,650	* Non-income producing securities.
38,400	Saks Inc. * +	658,176	+ All or a portion of the security is on loan. The collateral
		2,005,746	for these securities loaned, held by the Trust's custodian, is detailed
			as follows:
	Telecommunications Equipment - 1.15%
45,100	Avaya, Inc. *	412,665	Description		Value
			BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05		$ 8,548,076
	Truckers - 2.47%
18,000	Heartland Express, Inc.	360,900	At May 31, 2005, net unrealized appreciation on investment
27,800	Werner Enterprises, Inc.	522,918	securities, for federal income tax purposes, was as follows:
		883,818	Aggregate gross unrealized appreciation for all investments
			for which there was an excess of value over cost		$ 5,457,039
	Utilities - Electrical - 1.72%		Aggregate gross unrealized depreciation for all investments
50,000	Centerpoint Energy, Inc.	613,000	for which there was an excess of cost over value		$ (2,052,582)
			Net unrealized appreciation		$ 3,404,457
	Waste Management - 1.72%
12,400	Stericycle, Inc. * +	615,288	_____________
			Security Valuation - See Appendix A
	Total Common Stocks (Cost $31,727,941)	35,132,397

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares		Value
	Common Stocks - 99.70%			Medical Products - 9.88%
	Automotive Equipment &		12,500	CONMED, Inc. * +	$ 391,750
	Manufacturing - 3.02%		8,700	Mentor Corp.	355,917
10,900	BorgWarner, Inc.	$ 582,714	11,700	Owens & Minor, Inc.	362,700
			14,800	PolyMedica Corp. +	519,480
	Chemicals - 2.94%		10,000	West Pharmaceutical Services, Inc .	278,400
32,300	RPM, Inc.	568,480			1,908,247

	Collectibles - 2.80%			Oil & Gas - 12.18%
15,000	RC2, Corp. * +	540,600	5,000	Cimarex Energy Co. *	188,150
			6,400	Maverick Tube Corp. * +	193,344
	Construction - 4.71%		18,200	Newfield Exploration Co. *	699,790
13,800	Granite Construction, Inc.	323,610	28,500	Piedmont Natural Gas. Co., Inc. +	697,110
9,700	Lafarge North America, Inc. +	585,589	18,600	Spinnaker Exploration Co. *	570,462
		909,199			2,348,856

	Containers & Packaging - 3.83%			Pharmaceuticals &
14,800	AptarGroup, Inc.	740,000		Pharmacy Services - 1.89%
			11,400	Par Pharmaceutical Cos., Inc. * +	364,800
	Electrical Products - 3.02%
29,000	Belden CDT, Inc.	583,480		Restaurants - 7.80%
			13,200	Applebee's International, Inc.	359,964
	Electronic Components - 3.72%		14,000	CBRL Group, Inc. +	570,080
14,000	Bel Fuse, Inc., Class B	418,600	13,000	Landry's Seafood Restaurants, Inc. +	389,610
22,800	Technitrol, Inc.	299,364	4,200	Outback Steakhouse, Inc.	185,850
		717,964			1,505,504

	Energy & Utilities - 4.64%			Retail - 5.53%
14,200	Questar Corp.	895,168	15,800	BJ's Wholesale Club, Inc. * +	476,370
			16,200	Claires Stores, Inc.	381,996
	Food Processing - 2.44%		6,400	Supervalu, Inc.	209,664
17,400	Performance Food Group Co. * +	470,844			1,068,030

	Household Products - 5.80%			Semiconductor - 2.67%
22,000	Church & Dwight Co., Inc. +	795,520	10,800	International Rectifier Corp. *	516,024
17,000	Libbey, Inc.	323,850
		1,119,370		Trucking - 6.68%
			22,000	Arkansas Best Corp. +	720,060
	Insurance - 5.44%		10,800	Yellow Roadway Corp. * +	570,024
15,100	Protective Life Corp.	606,869			1,290,084
19,000	Scottish Re Group Ltd.	444,220
		1,051,089		Total Common Stocks (Cost $13,149,383)	19,247,283

	Manufacturing - 10.71%
17,900	Albany International Corp., Class A	559,733
7,000	Clarcor, Inc.	196,630
20,200	Smith (A.O.) Corp.	633,472
12,100	Teleflex, Inc.	676,995
		2,066,830

SCHEDULES OF INVESTMENTS
SMALL CAPITALIZATION PORTFOLIO (Unaudited) (Continued)
May 31, 2005

Shares		Value

TOTAL INVESTMENTS
(Cost $13,149,383)	99.70%	$ 19,247,283

Assets in excess of other liabilities	0.30%	58,385

TOTAL NET ASSETS	100.00%	$ 19,305,668

Percentages indicated are based upon total net assets of $19,305,668

* Non-income producing securities.
+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:

Description		Value
BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05		$ 4,798,850

At May 31, 2005, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost		$ 6,744,686
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		$ (646,786)
Net unrealized appreciation		$ 6,097,900

_____________
Security Valuation - See Appendix A

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares		Value
	Common Stocks - 96.59%			GERMANY - 12.58%
	AUSTRIA - 4.55%			Commercial Banking - 3.25%
	Construction Materials - 2.07%		4,500	Deutsche Bank AG, ADR	$ 350,640
25,000	Wienerberger AG, ADR	$ 222,440
				Diversified Manufacturing - 3.05%
	Steel - 2.48%		4,500	Siemens AG, ADR	329,490
6,213	Boehler-Uddeholm AG, ADR	268,209
				Electricity - 3.46%
	TOTAL AUSTRIA	490,649	6,100	RWE AG, ADR	374,339

	BRAZIL - 2.59%			Telecommunications - 2.82%
	Oil & Gas - 2.59%		16,300	Deutsche Telekom AG, ADR *	303,995
5,900	Petroleo Brasileiro SA, ADR	278,480
				TOTAL GERMANY	1,358,464
	CANADA - 2.21%
	Transportation - 2.21%			ITALY - 2.38%
3,900	Canadian National Railway Co., ADR	238,992		Oil - 2.38%
			2,000	Eni S.p.A., ADR	256,560
	FINLAND - 2.17%
	Wireless Equipment - 2.17%			JAPAN - 14.64%
13,900	Nokia Oyj, ADR	234,354		Automobiles - 1.73%
			2,600	Toyota Motor Corp., ADR	186,446
	FRANCE - 16.84%
	Beverages - 2.26%			Banking & Finance - 7.76%
6,300	Pernod Ricard, ADR	244,064	73,700	Bank of East Asia, Ltd., ADR	216,951
			14,700	Nomura Holdings, Inc., ADR	186,102
	Commercial Banking - 3.28%		19,500	Shinsei Bank, Ltd., ADR	199,388
10,500	BNP Paribas SA, ADR	354,266	2,700	Shizuoka Bank, Ltd., ADR	235,490
					837,931
	Computer Software - 1.64%
3,800	Dassault Systemes SA, ADR	176,966		Photo/Office Equipment - 2.01%
			4,000	Canon, Inc., ADR	217,000
	Insurance - 2.45%
10,800	AXA, ADR	264,492		Telecommunications - 3.14%
			22,400	NTT DoCoMo, Inc., ADR	338,912
	Multimedia - 3.09%
10,900	Vivendi Universal SA, ADR*	333,322		TOTAL JAPAN	1,580,289

	Oil & Gas - 4.12%			LIBERIA - 3.42%
4,000	TotalFinaElf SA, ADR	444,760		Leisure Activities - 3.42%
			8,000	Royal Caribbean Cruises, Ltd., ADR	368,880
	TOTAL FRANCE	1,817,870
				LUXEMBOURG - 2.01%
				Steel - 2.01%
			11,000	Arcelor SA, ADR	217,452

				MEXICO - 2.19%
				Cement - 2.19%
			6,200	Cemex SA de CV, ADR	236,840

SCHEDULES OF INVESTMENTS
INTERNATIONAL EQUITY PORTFOLIO (Unaudited) (Continued)
May 31, 2005

Shares		Value	Shares		Value
	NETHERLANDS - 5.93%			Short-Term Investments - 1.80%
	Banking - 2.93%		194,613	Milestone Treasury Obligation Portfolio,
11,600	Fortis, ADR	$ 316,541		Institutional Class,
				to yield 2.77%, 6/01/05
	Insurance - 3.00%			(Cost $194,613)	$ 194,613
25,200	Aegon N.V., ADR	323,820
			TOTAL INVESTMENTS
	TOTAL NETHERLANDS	640,361	(Cost $10,031,112)	98.39%	$ 10,621,367

	SWEDEN - 2.91%		Assets in excess of other liabilities	1.61%	173,360
	Metal Processing - 2.91%
30,400	AB SFK, ADR	314,078	TOTAL NET ASSETS	100.00%	$ 10,794,727

	SWITZERLAND - 5.50%		Percentages indicated are based upon total net assets of $10,794,727
	Financial Services - 2.88%
5,000	Swiss Re, ADR	310,442	* Non-income producing securities.
			ADR - American Depositary Receipt
	Pharmaceuticals - 2.62%
5,800	Novartis AG, ADR	283,214	At May 31, 2005, net unrealized appreciation on investment
			securities, for federal income tax purposes, was as follows:
	TOTAL SWITZERLAND	593,656	Aggregate gross unrealized appreciation for all investments
			for which there was an excess of value over cost		$ 867,329
	UNITED KINGDOM - 16.67%		Aggregate gross unrealized depreciation for all investments
	Beverages - 4.31%		for which there was an excess of cost over value		$ (277,074)
8,000	Diageo PLC, ADR	464,960	Net unrealized appreciation		$ 590,255

	Food & Food Services - 6.67%		_____________
5,200	Cadbury Schweppes PLC, ADR	204,984	Security Valuation - See Appendix A
30,100	Tesco PLC, ADR	515,125
		720,109

	Metals - 2.43%
2,200	Rio Tinto PLC, ADR	261,844

	Pharmaceuticals - 3.26%
8,300	AstraZeneca PLC, ADR	352,916

	TOTAL UNITED KINGDOM	1,799,829

	Total Common Stocks (Cost $9,836,498)	10,426,754

SCHEDULES OF INVESTMENTS
HEALTH & BIOTECHNOLOGY PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares			Value
	Common Stocks - 86.38%			Preferred Stocks - 7.20%
	Biotechnology - 13.15%			Biotechnology - 7.20%
7,254	Actelion Ltd. *	$ 737,053	318,182	Aderis Pharmaceuticals Series D * ++
24,400	Amgen, Inc. *	1,526,952		(Cost $3,500,002)		$ 3,500,002
27,100	Cephalon, Inc. * +	1,149,582
23,400	Genzyme Corp. *	1,459,926		Exchange Traded Funds - 3.88%
22,900	Gilead Sciences, Inc. *	934,320		Large Capitalization - 3.88%
107,004	Migenix, Inc. * ++	29,179	15,800	SPDR Trust Series 1 +
15,100	Millennium Pharmaceuticals, Inc. *	126,387		(Cost $1,837,034)		1,887,784
22,600	Protein Design Labs, Inc. * +	431,660
		6,395,059		Short-Term Investments - 1.33%
			645,860	Milestone Treasury Obligation Portfolio,
	Chemicals - 0.81%			Institutional Class,
19,200	Pharmion Corp. * +	390,336		to yield 2.77%, 6/1/05
				(Cost $645,860)		645,860
	Healthcare - Equipment
	& Supplies - 7.95%			TOTAL INVESTMENTS
29,400	Medtronic, Inc.	1,580,250		(Cost $41,538,959)	98.79%	$ 48,031,376
3,864	Nobel Biocare Holding AG	772,490
84,276	Smith & Nephew PLC	834,804		Assets in excess of other liabilities	1.21%	589,745
3,274	Straumann Holding AG-REG	661,374
400	Waters Corp. *	15,540		TOTAL NET ASSETS	100.00%	$ 48,621,121
		3,864,458
			Percentages indicated are based on net assets of $48,621,121
	Healthcare - Providers
	& Service - 8.62%			* Non-income producing securities.
7,481	Fresnius Medical Care AG	589,424	+ All or a portion of the security is on loan. The collateral
16,100	Medco Health Solutions, Inc. *	805,000	for these securities loaned, held by the Trust's custodian, is detailed as
42,800	UnitedHealth Group, Inc.	2,079,224	follows:
5,400	WellPoint Inc. *	718,200
		4,191,848	Description			Value
			BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05			$ 4,362,591
	Pharmaceuticals - 55.85%
9,700	Abbott Laboratories	467,928	++ Restricted security. Such securities account for 7.26% of the
23,000	Allergan, Inc.	1,778,130		Portfolio's net assets at May 31, 2005.
24,100	Amylin Pharmaceuticals, Inc. * +	385,118
33,994	AstraZeneca PLC, ADR	1,446,672		ADR - American Depositary Receipt
59,600	Bristol - Myers Squibb Co.	1,511,456
10,700	Eli Lilly & Co.	623,810	At May 31, 2005, net unrealized appreciation on investment
65,051	GlaxoSmithkline PLC, ADR	1,612,404	securities, for federal income tax purposes, was as follows:
72,800	Johnson & Johnson	4,884,880	Aggregate gross unrealized appreciation for all investments
11,000	Merck & Co., Inc.	356,840	for which there was an excess of value over cost			$ 9,399,959
42,800	Mylan Laboratories Inc.	706,200	Aggregate gross unrealized depreciation for all investments
51,889	Novartis AG	2,540,269	for which there was an excess of cost over value			$ (2,907,542)
80,200	Pfizer, Inc.	2,237,580		Net unrealized appreciation		$ 6,492,417
38,000	QLT, Inc. *	394,060
22,895	Roche Holding AG	2,894,516		_____________
15,838	Sanofi Aventis	1,433,454		Security Valuation - See Appendix A
9,281	Schering AG	585,477
20,400	Takeda Chemical Industries, Ltd.	989,951
53,200	Wyeth	2,307,284
		27,156,029

	Total Common Stocks (Cost $35,556,063)	41,997,730

SCHEDULES OF INVESTMENTS
TECHNOLOGY & COMMUNICATIONS PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares			Value
	Common Stocks - 98.95%			Telecommunication Services - 10.77%
	Chemical - Specialty - 1.40%		35,300	Comverse Technology, Inc. *		$ 830,609
5,300	Minerals Technologies Inc.	$ 356,690	18,300	Harris Corp.		525,942
			39,900	Juniper Networks, Inc. *		1,023,036
	Consumer Discretionary - 4.15%		15,500	Sprint FON Group		367,195
63,500	Sirius Satellite Radio Inc. * +	383,540				2,746,782
21,000	XM Satellite Radio Holdings Inc. * +	674,310
		1,057,850		Total Common Stocks (Cost $17,447,676)		25,231,523

	Information Technology - 82.63%			Short-Term Investments- 1.37%
23,600	Adobe Systems, Inc. +	780,216	348,103	Milestone Treasury Obligation Portfolio,
7,000	Apple Computer, Inc. *	277,970		Institutional Class,
50,100	Applied Materials, Inc.	822,141		to yield 2.77%, 6/1/05
26,900	ASM Lithography Holding N.V. +	433,628		(Cost $348,103)		348,103
	(New York Registered Shares) *
15,600	Autodesk, Inc.	617,448	TOTAL INVESTMENTS
13,600	Blue Coat Systems, Inc. * +	263,976	(Cost $17,795,779)		100.32%	$ 25,579,626
26,700	Broadcom Corp., Class A * +	947,583
41,300	Cisco Systems, Inc. *	800,394	Liabilities in excess of other assets		-0.32%	(80,500)
13,300	Cognos Inc. * +	502,208
22,800	Dell Inc. *	909,492	TOTAL NET ASSETS		100.00%	$ 25,499,126
60,500	EMC Corp. *	850,630
8,500	F5 Networks, Inc. * +	435,285	Percentages indicated are based on net assets of $25,499,126
2,950	Google, Inc. *	821,280
41,000	Intel Corp.	1,104,130	* Non-income producing securities.
7,200	Macromedia, Inc. *	318,384	+ All or a portion of the security is on loan. The collateral
19,700	Marvell Technology Group Ltd. *	806,912	for these securities loaned, held by the Trust's custodian, is detailed
16,800	Mercury Interactive Corp. * +	758,016	as follows:
8,400	MICROS Systems, Inc. *	377,832
37,400	Microsoft Corp.	964,920	Description			Value
50,400	Motorola, Inc.	875,448	BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05			$ 5,981,552
12,600	NAVTEQ Corp. *	480,690
28,300	Network Appliance, Inc. *	813,908	ADR - American Depositary Receipt
52,700	Nokia oyj - ADR	888,522
41,300	Openwave Systems Inc. * +	642,215	At May 31, 2005, net unrealized appreciation on investment
55,500	Oracle Corp. *	711,510	securities, for federal income tax purposes, was as follows:
8,900	Pixar Inc. * +	469,297	Aggregate gross unrealized appreciation for all investments
18,000	QUALCOMM, Inc.	670,680	for which there was an excess of value over cost			$ 8,051,418
14,500	Tessera Technologies, Inc. * +	426,880	Aggregate gross unrealized depreciation for all investments
16,100	Texas Instruments, Inc.	445,004	for which there was an excess of cost over value			$ (267,571)
20,900	Trident Microsystems, Inc. *	442,662	Net unrealized appreciation			$ 7,783,847
6,900	Ventana Medical Systems, Inc. * +	291,525
8,500	Verisign, Inc. *	274,975	_____________
22,700	Yahoo!, Inc. *	844,440	Security Valuation - See Appendix A
		21,070,201

SCHEDULES OF INVESTMENTS
ENERGY & BASIC MATERIALS PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares			Value
	Common Stocks - 97.90%			Oil - Integrated Domestic - 11.87%
	Chemicals - 16.37%		12,000	Chesapeake Energy Corp.		$ 245,640
4,600	Air Products and Chemicals, Inc.	$ 277,058	5,600	ChevronTexaco Corp.		301,169
5,000	Dow Chemical Co.	226,450	5,000	Occidental Petroleum Corp.		365,550
4,600	Georgia Gulf Corp.	146,188				912,359
5,000	Nova Chemicals Corp.	159,550
5,000	Praxair, Inc.	234,350
5,200	Rogers Corp. *	215,228		Total Common Stocks (Cost $5,665,422)		7,527,171
		1,258,824
			Short-Term Investments - 2.12%
	Coal - 17.22%		163,303	Milestone Treasury Obligation Portfolio,
9,000	Arch Coal, Inc.	436,050		Institutional Class,
17,600	Foundation Coal Holdings, Inc.	448,448		to yield 2.77%, 6/1/05
9,200	Peabody Energy Corp.	439,208		(Cost $163,303)		163,303
		1,323,706
			TOTAL INVESTMENTS
	Containers & Packaging/		(Cost $5,828,725)		100.02%	$ 7,690,474
	Paper & Plastics - 1.75%
12,400	Smurfit-Stone Container Corp. *	134,788	Liabilities in excess of other assets		-0.02%	(1,481)

	Energy - Alternative - 0.90%
8,000	Syntroleum Corp. *	69,360

	Forestry - 4.16%		TOTAL NET ASSETS		100.00%	$ 7,688,993
12,700	Louisiana-Pacific Corp.	319,786
			Percentages indicated are based on net assets of $7,688,993
	Machinery - Construction & Mining - 2.74%
5,900	Bucyrus International, Inc., Class A	210,512	* Non-income producing securities.

	Metals & Mining - 6.10%		At May 31, 2005, net unrealized appreciation on investment
12,500	Joy Global Inc.	469,250	securities, for federal income tax purposes, was as follows:
			Aggregate gross unrealized appreciation for all investments
			for which there was an excess of value over cost			$ 2,020,018
	Oil - Crude Producers - 16.51%		Aggregate gross unrealized depreciation for all investments
3,800	Apache Corp.	223,288	for which there was an excess of cost over value			$ (158,269)
6,000	Burlington Resources, Inc.	304,080	Net unrealized appreciation			$ 1,861,749
4,200	Encore Acquisition Co. *	156,660
2,455	Kerr-McGee Corp.	181,326	_____________
6,000	Newfield Exploration Co. *	230,700	Security Valuation - See Appendix A
3,500	Pogo Producing Co.	173,040
		1,269,094

	Oil - Drilling Services - 11.36%
4,000	ENSCO International, Inc.	133,200
4,500	GlobalSantaFe Corp.	164,880
3,200	Noble Corp.	181,184
6,000	Rowan Cos., Inc. *	165,000
4,600	Transocean Inc. *	229,126
		873,390

	Oil - Equipment & Services - 8.92%
11,100	Grant Prideco, Inc. *	266,622
4,000	Oceaneering International, Inc. *	146,000
4,000	Schlumberger Ltd.	273,480
		686,102

SCHEDULES OF INVESTMENTS
FINANCIAL SERVICES PORTFOLIO (Unaudited)
May 31, 2005

Shares		Value	Shares		Value
	Common Stocks - 99.17%		Real Estate - 1.10%
	Banks - 23.23%		975	CB Richard Ellis Group, Inc. *	$ 37,499
2,900	Countrywide Financial Corp.	$ 107,793
2,625	Golden West Financial Corp.	164,377		Total Common Stocks (Cost $3,217,047)	3,377,294
975	M&T Bank Corp.	99,587
2,275	Wachovia Corp.	115,456		Short-Term Investments - 1.56%
2,800	Wells Fargo & Co.	169,148	53,177	Milestone Treasury Obligation Portfolio,
1,900	Zions Bancorporation	134,596	Institutional Class,
		790,957	to yield 2.77%, 6/1/05
			(Cost $53,177)		$ 53,177
	Diversified Financials - 43.05%
1,650	Bear Stearns Co., Inc.	163,416	TOTAL INVESTMENTS
1,425	Capital One Financial Corp.	107,445	(Cost $3,270,224)	100.73%	$ 3,430,471
775	Chicago Mercantile Exchange Hldg., Inc.	167,547
2,050	Franklin Resources, Inc.	147,887	Liabilities in excess of other assets	-0.73%	(24,949)
1,525	Goldman Sachs Group, Inc.	148,687
2,850	Investors Financial Services Corp.	118,247	TOTAL NET ASSETS	100.00%	$ 3,405,522
1,975	Legg Mason, Inc.	162,306
1,750	Lehman Brothers Holdings, Inc.	161,350	Percentages indicated are based on net assets of $3,405,522
3,400	Moody's Corp.	147,118
7,975	Providian Financial Corp. *	142,115	* Non-income producing securities.
		1,466,118
			At May 31, 2005, net unrealized appreciation on investment
	Health Care Equipment & Services - 0.78%		securities, for federal income tax purposes, was as follows:
200	WellPoint, Inc. *	26,600	Aggregate gross unrealized appreciation for all investments
			for which there was an excess of value over cost		$ 169,859
	Insurance - 31.01%		Aggregate gross unrealized depreciation for all investments
3,050	Aflac, Inc.	126,727	for which there was an excess of cost over value		$ (9,612)
2,800	Allstate Corp.	162,960	Net unrealized appreciation		$ 160,247
5,150	American International Group, Inc.	286,082
1,950	Everest Re Group, Ltd.	174,505	_____________
1,825	Hartford Financial Services Group, Inc.	136,492	Security Valuation - See Appendix A
2,675	Prudential Financial, Inc.	169,354
		1,056,120

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited)
May 31, 2005

Principal			Value	Principal		Value
	U.S. Government				Financial Services - 13.44%
	and Agencies - 53.24%			800,000	Associates Corp. of North America,
	Federal National Mortgage				6.625%, 6/15/05	$ 800,834
	Association - 26.80%			350,000	Caterpillar Financial Services,
1,500,000	3.00%, 8/15/07 +		$ 1,473,030		3.67%, 10/4/07	345,410
900,000	2.65%, 6/30/08		867,159	100,000	Caterpillar Financial Services,
2,000,000	4.125%, 4/15/14 +		1,973,794		5.125%, 10/15/07	100,618
			4,313,983	135,000	International Lease Finance Corp.,
					5.95%, 6/6/05	135,029
	U.S. Treasury Notes - 7.32%			800,000	J.P. Morgan Chase & Co.
900,000	3.00%, 2/15/09 +		878,203		3.80%, 10/2/09	782,457
300,000	4.00%, 2/15/14 +		300,738			2,164,348
			1,178,941		Food - 2.57%
				200,000	Sysco Corp., 6.50%, 6/15/05	200,193
	U.S. Treasury Inflation			208,000	Sysco Corp., 7.00%, 5/1/06	213,348
	Protection Securities - 19.12%					413,541
2,998,770	1.875%, 7/15/13 +		3,078,072
					Oil/Gas - 2.93%
	Total U.S. Government			100,000	Laclede Gas Co., 7.50%, 11/1/07	107,363
	and Agencies (Cost $8,340,081)		8,570,996	200,000	Praxair Inc., 6.90%, 11/1/06	207,970
				150,000	Union Pacific Resources Group,
	Corporate Notes and Bonds - 45.41%				7.00%, 10/15/06	155,557
	Capital Goods - 3.27%					470,890
500,000	Eaton Corp., 8.90%, 8/15/06		526,899
					Retail - 0.63%
	Chemicals - 3.17%			100,000	CVS Corp.
500,000	International Flavors & Fragrances,				5.625%, 3/15/06	101,251
	Inc., 6.45%, 5/15/06		510,362
					Telecommunications - 4.47%
	Cosmetics & Toiletries - 1.00%			700,000	GTE Southwest Inc., 6.23%, 1/1/07	719,096
150,000	Colgate-Palmolive Co.,
	7.84%, 5/15/07		160,923		Total Corporate Notes and Bonds
					(Cost $7,345,615)	7,310,592
	Electric Utilities - 13.93%
800,000	Eastern Energy Ltd., 6.75%, 12/1/06		829,897
390,000	Florida Power & Light
	6.875%, 12/1/05		396,408
550,000	South Carolina Electric & Gas Co.,
	7.50%, 6/15/05		550,771
249,000	Virginia Electric & Power
	7.625%, 7/1/07		265,542
200,000	Wisconsin Power & Light
	7.60%, 7/1/05		200,664
			2,243,282

SCHEDULES OF INVESTMENTS
INVESTMENT QUALITY BOND PORTFOLIO (Unaudited) (Continued)
May 31, 2005

Shares
	Short-Term Investments - 0.25%
40,648	Milestone Treasury Obligation Portfolio,
	Institutional Class,
	to yield 2.77%, 6/1/05
	(Cost $40,648)		$ 40,648

TOTAL INVESTMENTS
(Cost $15,726,343)		98.90%	$ 15,922,236

Assets in excess of other liabilities		1.10%	177,586

TOTAL NET ASSETS		100.00%	$ 16,099,822

Percentages indicated are based upon total net assets of $16,099,822

+ All or a portion of the security is on loan. The collateral for these securities loaned, held by the Trust's custodian, is detailed as follows:
Description			Value
BONY Institutional Cash Reserve Fund, 3.11%, 6/1/05			$ 4,029,393

At May 31, 2005, net unrealized appreciation on investment
securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost			$ 302,953
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value			$ (107,060)
Net unrealized appreciation			$ 195,893

_____________
Security Valuation - See Appendix A

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)
May 31, 2005

Principal		Value	Principal		Value
	Municipal Bonds - 97.96%			NEBRASKA - 0.70%
	CALIFORNIA - 10.30%			Power/Utility - 0.70%
	Housing - 1.59%		40,000	Omaha Public Power District, Electric
100,000	State Housing Financing Agency			Revenue, Series C, 5.50%, 2/1/14	$ 45,700
	Revenue, Single Family Mortgage
	Purchase Amount, Series A, Class I,			NEW HAMPSHIRE - 4.24%
	5.30%, 8/1/18, FHA	$ 103,463		Health/Hospital - 4.24%
			250,000	State Health & Education Facilities
	Public Facilities - 4.03%			Authority Revenue, Dartmouth-
250,000	State Public Works Board Lease Revenue,			Hitchcock Obligation Group,
	State University Projects, Series A,			5.50%, 8/1/27, FSA	276,595
	5.375%, 10/1/17, AMBAC	262,802
				NEW JERSEY - 4.81%
	Education - 4.68%			Water/Sewer - 4.81%
250,000	Alvord California Union School District,		300,000	New Jersey Economic Development Authority,
	Series A, 5.9%, 2/1/20, MBIA	305,432		Water Facilities, Revenue
	TOTAL CALIFORNIA	671,697		5.35%, 2/1/38, MBIA	313,473

	COLORADO - 6.67%			NEW YORK - 5.35%
	Public Facilities - 6.67%			Public Facilities - 5.35%
250,000	Denver, CO City & County Excise Tax		300,000	New York State Dormitory Authority,
	Revenue, Convention Center Project,			New York University, Revenue, Series A
	5.50%, 9/1/17, FSA	275,878		5.75%, 7/1/13, AMBAC	348,993
150,000	Denver, CO Colorado Convention Center
	Project, Hotel Authority Revenue,			NORTH CAROLINA - 3.99%
	Series A, 5.00%, 12/1/21, XLCA	159,496		General Obligation - 3.99%
	TOTAL COLORADO	435,374	250,000	Mecklenburg County, Series B,
				4.50%, 2/1/18	260,060
	DISTRICT OF COLUMBIA - 3.85%
	Public Facilities - 3.85%			NORTH DAKOTA - 2.72%
250,000	Washington, Convention Center			Housing - 2.72%
	Authority, Dedicated Tax Revenue,		177,000	State Housing Financing Agency Revenue,
	4.75%, 10/1/28, AMBAC	252,055		Series C, 5.50%, 7/1/18	177,257

	GEORGIA - 2.64%			OHIO - 0.80%
	General Obligation - 2.64%			Health/Hospital - 0.80%
150,000	State of Georgia, Series C,		50,000	Lorain County, Hospital Revenue,
	6.50%, 4/1/10	172,758		Regional Medical Center,
				7.75%, 11/1/13, AMBAC	51,964
	ILLINOIS - 2.27%
	General Obligation - 2.27%			PENNSYLVANIA - 4.00%
150,000	Illinois State Sales Tax, Revenue			General Obligation - 4.00%
	4.25%, 6/15/26	147,943	250,000	Philadelphia, 4.90%, 9/15/20, FSA	260,775

	MARYLAND - 4.86%			PUERTO RICO - 3.10%
	Water/Sewer - 4.86%			Public Facilities - 3.10%
300,000	State Energy Financing Administration,		200,000	Puerto Rico Highway & Transportation
	Solid Waste Disposal, LO Revenue,			Authority Revenue, Series B,
	6.30%, 12/1/10	316,770		6.00%, 7/1/26	202,000

SCHEDULES OF INVESTMENTS
MUNICIPAL BOND PORTFOLIO (Unaudited)(Continued)
May 31, 2005

Principal		Value	Principal		Value
	SOUTH CAROLINA - 2.92%			WISCONSIN - 7.58% (Continued)
	Power/Utility - 2.92%			Transportation - 2.79%
190,000	Piedmont Municipal Power Agency,		175,000	State Transportation Revenue, Series A,
	Unrefunded Portion			4.60%, 7/1/18, MBIA	$ 181,853
	Electric, Series A, 5.00%, 1/1/18, FGIC	$ 190,274		TOTAL WISCONSIN	494,429

	SOUTH DAKOTA - 5.50%			Total Municipal Bonds (Cost $6,140,499)	6,390,505
	Power/Utility - 5.50%
300,000	Heartland Consumers Power District			Short-Term Investments - 0.45%
	Electric, Revenue, 6.00%, 1/1/17, FSA	358,878	29,429	Milestone Treasury Obligation Portfolio,
				Institutional Class,
	TEXAS - 14.85%			to yield 2.77%, 6/1/05
	Education - 4.16%			(Cost $29,429)	29,429
250,000	State University System Revenue,
	5.375%, 3/15/17, FSA	271,408	TOTAL INVESTMENTS
			(Cost $6,169,928)	98.41%	$ 6,419,934
	Housing - 3.28%
200,000	State Veterans Housing Assistance, GO,		Assets in excess of other liabilities	1.59%	103,484
	Series B, 5.75%, 12/1/13, FHA	214,156
			TOTAL NET ASSETS	100.00%	$ 6,523,418
	Water/Sewer - 7.41%
300,000	Houston, TX Water & Sewer System		Percentages indicated are based upon total net assets of $6,523,418.
	Revenue, 5.50%, 12/1/17	333,564
150,000	State Water Assistance		AMBAC	Insured by AMBAC Indemnity Corporation
	Series A, 4.50%, 8/1/22	149,635	FGIC	Insured by Financial Guaranty Insurance Corporation
		483,199	FHA	Federal Housing Administration
			FSA	Insured by Federal Security Assurance
	TOTAL TEXAS	968,763	GO	General Obligation
			LO	Limited Obligation
	UTAH - 2.56%		MBIA	Insured by Municipal Bond Insurance Association
	Education - 2.56%		XLCA	Insured by XL Capital Assurance
150,000	State Board Regents Revenue,
	5.25%, 12/1/14, AMBAC	167,237	At May 31, 2005, net unrealized appreciation on investment
			securities, for federal income taxpurposes, was as follows:
	WASHINGTON - 4.25%		Aggregate gross unrealized appreciation for all investments
	Education - 4.25%		for which there was an excess of value over cost		$ 250,572
250,000	Snohomish County School District,		Aggregate gross unrealized depreciation for all investments
	5.50%, 12/1/19, FGIC	277,510	for which there was an excess of cost over value		$ (566)
			Net unrealized appreciation		$ 250,006
	WISCONSIN - 7.58%
	Health/Hospital - 4.79%		_____________
300,000	State Health & Educational Facilities		Security Valuation - See Appendix A
	Authority, Revenue, Waukesha
	Memorial Hospital, Series A,
	5.25%, 8/15/19, AMBAC	312,576

SCHEDULES OF INVESTMENTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (Unaudited)
May 31, 2005

Principal		Value
	U.S. Government Agencies - 76.99%
	Federal Home Loan Bank,
	Discount Notes - 46.17%
6,000,000	To yield 2.98%, 6/1/05	$ 6,000,000
3,000,000	To yield 3.04%, 7/18/05	2,988,093
		8,988,093

	Federal National Mortgage
	Association, Discount Notes - 30.82%
3,085,000	To yield 2.955%, 6/17/05	3,080,949
2,930,000	To yield 3.0%, 6/17/05	2,918,036
		5,998,985

	Total U.S. Government Agencies
	(Cost $14,987,078)	14,987,078

	Repurchase Agreement - 22.95%
	Bank of America, 3.03%, due 6/1/05 with
	a maturity value of $4,466,376, (Fully
	collateralized by U.S. government
	agencies and obligations)
	(Cost $4,466,000)	4,466,000

TOTAL INVESTMENTS
(Cost $19,453,078)	99.94%	$ 19,453,078

Assets in excess of other liabilities	0.06%	12,340

TOTAL NET ASSETS	100.00%	$ 19,465,418

Percentages indicated are based upon total net assets of $19,465,418.

APPENDIX A:

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date; if there are no such reported sales, the securities are valued at the last quoted bid price.  Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price.  NASDAQ traded securities are valued at the NASDAQ official closing price (NOCP).   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods, which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices.  Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.  U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value.   Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported sales price that is within the spread between the closing bid and asked prices on the valuation date.   Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices.   Futures are valued based on their daily settlement value.

Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees, there is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of May 31, 2005, the Health & Biotechnology Portfolio held two securities for which market quotations were not readily available. The securities are identified as “Restricted Securities” in the preceding portfolio presentation.

The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region.   Investments in countries in which International Equity and Health & Biotechnology may invest may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of governmental supervision and regulation of foreign securities markets.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By (Signature and Title)

       /s/Bruce E. Ventimiglia, President and Chief Executive Officer

Date      7/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Bruce E Ventimiglia, President and Chief Executive Officer

Date      7/27/05

By (Signature and Title)

       /s/Mark S. Marrone, Treasurer and Chief Financial Officer

Date      7/27/05